Assets held for sale and discontinued operations	12 Months Ended
Mar. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and discontinued operations	10. Assets held for sale and discontinued operations

The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement. Assets and businesses are classified as held for sale when their carrying amounts are expected to be recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.

(a) Assets held for sale
The following assets and liabilities were classified as held for sale:

	2024			2023
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
UK Electricity System Operator	1,134	(1,427)	(293)	—	—	—
Investment in GasT TopCo Limited	689	—	689	1,443	—	1,443
FAA option	—	—	—	—	(109)	(109)
RAA option	—	(47)	(47)	—	—	—
Net assets held for sale	1,823	(1,474)	349	1,443	(109)	1,334
UK Electricity System Operator
At the end of October 2023, legislation required to enable the separation of the ESO and the formation of the NESO was passed through Parliament.
The NESO is expected to be established as a Public Corporation this calendar year, with responsibilities across both the electricity and gas systems.
The assets and liabilities are consequently presented as held for sale in the consolidated financial statements for the year ended 31 March 2024.
Based on the scale and pass-through nature of the ESO, it is not considered a separate major line of business or geographic operation under IFRS 5 for treatment as a discontinued operation, and its disposal is not part of a single coordinated plan being undertaken by the Group. Accordingly, the results of the ESO have not been separately disclosed on the face of the income statement.
The following assets and liabilities of the ESO were classified as held for sale at 31 March 2024.

£m
Intangible assets	405
Property, plant and equipment	113
Trade and other receivables	563
Pension asset	17
Cash and cash equivalents	30
Financing derivatives	6
Total assets	1,134
Borrowings	(13)
Other liabilities	(916)
Provision for UK electricity balancing costs	(498)
Total liabilities	(1,427)
Net liabilities	(293)
No impairment losses were recognised on reclassification of the ESO assets and liabilities classified to held for sale. The ESO generated profit after tax of £178 million for the year ended 31 March 2024 (2023: £182 million profit; 2022: £12 million loss).
10. Assets held for sale and discontinued operations continued
(a) Assets held for sale continued
The UK Gas Transmission business
On 31 January 2023, the Group disposed of 100% of the UK Gas Transmission business for cash consideration of £4.0 billion and a 40% interest in a newly incorporated UK limited company, GasT TopCo Limited. The other 60% was purchased by MIRA and BCI (together, the Consortium). On disposal, the Group recognised an investment in GasT TopCo Limited of £1.4 billion. As a result, the Group derecognised net assets of £0.6 billion and the gain on disposal, after transaction costs, was £4.8 billion. The Group also entered into a Further Acquisition Agreement (the FAA option) with the Consortium over its remaining 40% interest. Both the investment in GasT TopCo Limited and the FAA option were immediately classified as held for sale. The Group has not applied equity accounting in relation to its investment in GasT TopCo Limited.
On 11 March 2024, the FAA option was partially exercised by the Consortium and the Group disposed of 20% of the 40% interest in GasT TopCo
Limited that was acquired on 31 January 2023. The total sales proceeds were £681 million and the loss on disposal, after transaction costs, was
£4 million.
As part of the transaction, the Group also entered into a new option agreement with the Consortium, the Remaining Acquisition Agreement (the RAA
option), to replace the FAA option for the potential sale of all or part of the remaining 20% equity interest in GasT TopCo Limited. The RAA option is exercisable, at the Consortium’s option, between 1 May 2024 and 31 July 2024. If the RAA option is partially exercised by the Consortium, the Group will have the right to put the remainder of its interests in GasT TopCo Limited to the Consortium, which can be exercised by the Group between
1 December 2024 and 31 December 2024.
The RAA option is a Level 3 derivative, which is accounted for at fair value, and the assumptions which are used to determine fair value are specific to the contract and not readily observable in active markets. Significant unobservable inputs include the valuation and volatility of GasT TopCo Limited’s unlisted equity. These inputs are used as part of a Black-Scholes option pricing model to provide the reported fair values. The fair value of the option as at 31 March 2024 is £47 million. The RAA option will be extinguished when the option is either exercised or lapses. The option cannot be cash settled.
(b) Discontinued operations
UK Gas Transmission
The disposal of the Group’s interests in GasT TopCo Limited is considered to be the final stage of the plan to dispose of the UK Gas Transmission business which was first announced in 2021. As a discontinued operation, the results of the business prior to the recognition of the associate and any remeasurements pertaining to the financial derivatives noted above are shown separately from the continuing business for all periods presented on the face of the income statement. This is also reflected in the statement of comprehensive income, as well as EPS being shown split between continuing and discontinued operations.
The summary income statements for the years ended 31 March 2024, 2023 and 2022 are as follows:

	Total
	2024	2023	2022
	£m	£m	£m
Discontinued operations
Revenue	—	1,604	1,362
Other operating costs	—	(889)	(725)
Operating profit	—	715	637
Finance income	17	21	—
Finance costs[1]	62	(363)	(230)
Profit before tax	79	373	407
Tax[2]	(1)	(93)	(236)
Profit after tax from discontinued operations	78	280	171
(Loss)/gain on disposal	(4)	4,803	—
Total profit after tax from discontinued operations	74	5,083	171
1.Finance costs include the remeasurement of the FAA and RAA options.
2.Of the £236 million tax charge in the year ended 31 March 2022, £145 million related to an increase in deferred tax liability due to the change in the UK corporation tax rate.
10. Assets held for sale and discontinued operations continued
(b) Discontinued operations continued
The summary statements of comprehensive income for discontinued operations for the years ended 31 March 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	£m	£m	£m
Profit after tax from discontinued operations	74	5,083	171
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	—	(313)	309
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	—	—	(1)
Tax on items that will never be reclassified to profit or loss	—	78	(94)
Total (losses)/gains from discontinued operations that will never be reclassified to profit or loss	—	(235)	214
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	—	6	1
Net gains/(losses) in respect of cost of hedging	—	4	(4)
Net gains on investments in debt instruments measured at fair value through other comprehensive income	13	—	—
Tax on items that may be reclassified subsequently to profit or loss	(3)	(2)	—
Total gains/(losses) from discontinued operations that may be reclassified subsequently to profit or loss	10	8	(3)
Other comprehensive income/(loss) for the year, net of tax from discontinued operations	10	(227)	211
Total comprehensive income for the year from discontinued operations	84	4,856	382
Details of the cash flows relating to discontinued operations are set out within the consolidated cash flow statement. Cash inflows from investing activities in the year comprised dividends received from GasT TopCo Limited of £102 million